Share-Based Compensation (Summary Of Stock Options And Stock-Settled SARS Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Units, Outstanding at January 1, 2012	3,305,399	[1]
Number of Units, Granted	470,809	[1]
Number of Units, Exercised	(1,033,941)	[1]
Number of Units, Forfeited	(69,537)	[1]
Number of Units, Outstanding at December 31, 2012	2,672,730	[1]
Number of Units, Exercisable at December 31, 2012	1,849,254	[1]
Weighted Average Exercise Price Per Unit, Outstanding at January 1, 2012	$ 42.71	[1]
Weighted Average Exercise Price Per Unit, Granted	$ 50.33	[1]
Weighted Average Exercise Price Per Unit, Exercised	$ 36.81	[1]
Weighted Average Exercise Price Per Unit, Forfeited	$ 47.47	[1]
Weighted Average Exercise Price Per Unit, Outstanding at December 31, 2012	$ 46.22	[1]
Weighted Average Exercise Price Per Unit, Exercisable at December 31, 2012	$ 45.22	[1]
Weighted Average Remaining Contractual Life (Years), Outstanding at December 31, 2012	5 years 8 months 12 days	[1]
Weighted Average Remaining Contractual Life (Years), Exercisable	4 years 6 months	[1]
Aggregate Intrinsic Value, Outstanding at December 31, 2012	$ 60.4
Aggregate Intrinsic Value, Exercisable at December 31, 2012	$ 43.7

[1]	Options and stock-settled SARS in the table above include awards to all recipients, including those who are part of discontinued businesses.